As filed with the Securities and Exchange Commission on August 8, 2014

Securities Act File No. 333-185238

Investment Company Act File No. 811-22743

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT
UNDER
☒	THE SECURITIES ACT OF 1933
☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 11
and/or
REGISTRATION STATEMENT
UNDER
☒	THE INVESTMENT COMPANY ACT OF 1940
☒	Amendment No. 15

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

(Exact name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, New York 10154

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, New York 10154

(Name and Address of Agent for Service)

COPY TO:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

It is proposed that this filing be effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On September 2, 2014 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On [date] pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Registrant’s Blackstone Alternative Multi-Strategy Fund series. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

EXPLANATORY NOTE

Parts A, B and C to the Blackstone Alternative Investment Funds (the “Registrant”) Post-Effective Amendment No. 7 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 11 to the Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on June 12, 2014 (the “Post-Effective Amendment No. 7/11”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate September 2, 2014 as the new effective date for Post-Effective Amendment No. 7/11, filed pursuant to Rule 485(a) under the Securities Act on June 12, 2014, which contains the Prospectus and the Statement of Additional Information describing Blackstone Alternative Multi-Strategy Fund, a series of the Registrant. Post-Effective Amendment No. 7/11 was scheduled to become effective 60 days after filing, on August 11, 2014, pursuant to Rule 485(a)(1) under the Securities Act. This post-effective amendment is not intended to amend or supersede any information contained in Post-Effective Amendment No. 7/11 and is not intended to amend the prospectus or statement of additional information of any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Blackstone Alternative Investment Funds, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 8th day of August, 2014.

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

By:	/s/ Brian F. Gavin
Brian F. Gavin President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Brown* John M. Brown	Trustee	August 8, 2014

/s/ Frank J. Coates* Frank J. Coates	Trustee	August 8, 2014

/s/ Paul J. Lawler* Paul J. Lawler	Trustee	August 8, 2014

/s/ Kristen M. Leopold* Kristen M. Leopold	Trustee	August 8, 2014

/s/ Peter Koffler* Peter Koffler	Trustee	August 8, 2014

/s/ Brian F. Gavin Brian F. Gavin	President (Principal Executive Officer)	August 8, 2014

/s/ Arthur Liao Arthur Liao	Treasurer (Principal Financial Officer and Principal Accounting Officer)	August 8, 2014

* By:	/s/ Brian F. Gavin
Brian F. Gavin**

Date: August 8, 2014

**	Attorney-in-Fact pursuant to a Power of Attorney previously filed with the SEC as part of Pre-Effective Amendment No. 2 to the Registration Statement under the 1933 Act and Amendment No. 2 to the Registration Statement under the 1940 Act on April 25, 2013.

SIGNATURES

Blackstone Alternative Multi-Strategy Sub Fund II Ltd. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 8th day of August, 2014.

BLACKSTONE ALTERNATIVE MULTI-STRATEGY SUB FUND II LTD.

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Peter Koffler	Director	August 8, 2014
Peter Koffler

/s/ Brian F. Gavin	Director	August 8, 2014
Brian F. Gavin

SIGNATURES

Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 8th day of August, 2014.

BLACKSTONE ALTERNATIVE MULTI-STRATEGY SUB FUND III L.L.C.

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	Manager

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Peter Koffler	Manager	August 8, 2014
Peter Koffler

/s/ Brian F. Gavin	Manager	August 8, 2014
Brian F. Gavin

SIGNATURES

Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 8th day of August, 2014.

BLACKSTONE ALTERNATIVE MULTI-STRATEGY SUB FUND IV L.L.C.

By:	/s/ Brian F. Gavin
Name:	Brian F. Gavin
Title:	Manager

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Peter Koffler	Manager	August 8, 2014
Peter Koffler

/s/ Brian F. Gavin	Manager	August 8, 2014
Brian F. Gavin